Note 6 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Jun. 30, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.77%
Unemployment	12.98%
HPI	(0.52%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.76%
Unemployment	12.25%
HPI	4.93%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.89%
Unemployment	11.29%
HPI	1.69%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.78%
Unemployment	10.25%
HPI	0.90%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.69%
Unemployment	9.06%
HPI	0.59%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.56%
Unemployment	8.14%
HPI	0.62%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%
Unemployment	3.43%
HPI	1.26%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.78%
Unemployment	3.24%
HPI	3.16%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.91%
Unemployment	3.21%
HPI	3.63%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.83%
Unemployment	3.17%
HPI	3.73%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.78%
Unemployment	3.12%
HPI	3.85%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.78%
Unemployment	3.07%
HPI	3.80%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	6.43%
Unemployment	10.98%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.36%
Unemployment	11.98%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	4.15%
Unemployment	13.19%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.37%
Unemployment	13.86%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.11%
Unemployment	14.05%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.08%
Unemployment	14.05%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.63%
Unemployment	8.90%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.62%
Unemployment	8.39%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.71%
Unemployment	7.53%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	7.47%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.26%
Unemployment	7.16%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.17%
Unemployment	6.96%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	8.30%
Unemployment	11.50%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	4.88%
Unemployment	9.35%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.18%
Unemployment	7.86%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.59%
Unemployment	6.85%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.63%
Unemployment	6.89%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.63%
Unemployment	6.81%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	5.85%
Unemployment	12.06%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.42%
Unemployment	11.76%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.21%
Unemployment	11.15%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.52%
Unemployment	10.30%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.53%
Unemployment	9.65%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.56%
Unemployment	9.46%